Common Stock and Additional Paid-in Capital	6 Months Ended
Jun. 30, 2018
Common Stock and Additional Paid-in Capital
Common Stock and Additional Paid-in Capital:

13.Common Stock and Additional Paid-in Capital:

Issuance of common shares

On December 23, 2016, the Company entered into an agreement (the “2016 Purchase Agreement”) with Kalani Investments Limited (the “Investor”), an entity organized in the British Virgin Islands that is not affiliated with the Company, under which the Company could sell up to $200,000 of its common stock to the Investor over a period of 24 months, subject to certain limitations, and receive up to an aggregate of $1,500 of shares of our common stock as a commitment fee in consideration for entering into the 2016 Purchase Agreement. Proceeds from any sales of common stock were used for general corporate purposes. The Investor had no right to require any sales and was obligated to purchase the common stock as directed by the Company, subject to certain limitations set forth in the agreement. As of January 31, 2017, the Company completed the sale to the Investor of the full $200,000 worth of shares of its common stock under the 2016 Purchase Agreement, which then automatically terminated in accordance with its terms. Between the date of the 2016 Purchase Agreement, December 23, 2016, and January 30, 2017, the Company sold an aggregate of 32,681 shares (71,864,590 before the effect of the reverse stock splits) of common stock to the Investor, out of which 263 common shares (844,335 before the effect of the reverse stock splits) were commitment fees for entering into the 2016 Purchase Agreement.

On February 17, 2017, the Company entered into a common stock purchase agreement (the “February 2017 Purchase Agreement”) with the Investor. The February 2017 Purchase Agreement provided that, upon the terms and subject to the conditions set forth therein, the Investor was committed to purchase up to $200,000 worth of shares of the Company’s common stock over the 24-month term of the purchase agreement and receive up to an aggregate of $1,500 of shares of our common stock as a commitment fee in consideration for entering into the February 2017 Purchase Agreement.

As of March 17, 2017, the Company completed the sale to the Investor of the full $200,000 worth of shares of common stock under the February 2017 Purchase Agreement, which then automatically terminated in accordance with its terms. Between the date of the February 2017 Purchase Agreement, February 17, 2017, and March 16, 2017, the Company sold an aggregate 118,165 shares of its common stock (115,801,710 before the effect of the reverse stock splits) to the Investor, out of which 872 common shares (854,631 before the effect of the reverse stock splits) were commitment fees for entering into the February 2017 Purchase Agreement.

On April 3, 2017, the Company entered into a common stock purchase agreement (the “April 2017 Purchase Agreement”) with the Investor. The April 2017 Purchase Agreement provides that, upon the terms and subject to the conditions set forth therein, the Investor was committed to purchase up to $226,400 worth of shares of the Company’s common stock over the 24-month term of the April 2017 Purchase Agreement and receive up to an aggregate of $1,500 of shares of the Company’s common stock as a commitment fee in consideration for entering into the April 2017 Purchase Agreement.

On August 11, 2017, the Company terminated the April 2017 Purchase Agreement. Between the date of the April 2017 Purchase Agreement, April 3, 2017, and August 10, 2017, the Company has sold an aggregate of 31,392,280 shares of its common stock (123,998,456 before the effect of the reverse stock splits) to the Investor, out of which 42,630 common shares (879,711 before the effect of the reverse stock splits) were commitment fees for entering into the April 2017 Purchase Agreement for a total proceeds of $193,598.

On August 11, 2017, the Company’s Audit Committee approved the Term Sheet pursuant to which the Company sold 36,363,636 of the Company’s common shares to entities that may be deemed to be beneficially owned by its Chairman and CEO, Mr. George Economou, for an aggregate consideration of $100,000 at a price of $2.75 per share. The Private Placement closed on August 29, 2017, when the Company issued an aggregate 36,363,636 shares of its common stock to SPII, Sierra and Mountain, entities that may be deemed to be beneficially owned by Mr. Economou (Note 4). The Company did not receive cash proceeds from the Private Placement.

Pursuant to the Term Sheet, the Audit Committee also approved the Rights Offering that commenced on August 31, 2017 and allowed the Company’s shareholders to purchase their pro rata portion of up to $100,000 of the Company’s common shares at a price of $2.75 per share. In connection with the Rights Offering, on August 29, 2017, Sierra also entered into the Backstop Agreement to purchase from the Company, at $2.75 per share, the number of shares of common stock offered pursuant to the Rights Offering that were not issued pursuant to existing shareholders’ exercise in full of their rights. On October 4, 2017 and following the closing of the rights’ subscription, the Company issued 36,363,636 shares of its common stock, of which 305,760 shares were issued to existing eligible shareholders and 36,057,876 shares were issued to Sierra as per the Backstop Agreement. The Company received $841 from the subscribed shareholders. Regarding the common shares issued to Sierra, the Company did not receive any cash proceeds (Note 4).

Preferred shares

On August 29, 2017, following the closing of the Private Placement, all outstanding shares of Series D Preferred Stock (which carried 100,000 votes per share) that Sifnos held were forfeited. An amount of $2,805, being the difference between the carrying value of the Series D Preferred Stock as of the forfeiture date and their fair value, was classified under the respective “Stockholders’ Contribution” and was included in “Accumulated deficit” in the accompanying consolidated balance sheet as of December 31, 2017 (Notes 4, 12).

Treasury stock

On September 9, 2017, 3 shares (3,009 before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits) of the Company’s common stock, held as treasury stock, were retired. As of December 31, 2017, the Company did not hold any treasury stock.

On February 6, 2018, the Company’s board of directors approved a stock repurchase program under which the Company may repurchase up to $50,000 of its outstanding common shares for a period of 12 months. The Company may repurchase shares in privately negotiated or open-market purchases in accordance with applicable securities laws and regulations, including Rule 10b-18 of the Securities Exchange Act of 1934, as amended. As of June 30, 2018, the Company has repurchased 5,565,792 shares of its common stock for a gross consideration of $23,280 including commission and consultancy fees.

The Company elected to account for the repurchased and held shares under the cost method, with the aggregate cost of shares repurchased amounted to $23,280 to be recognized under the “Treasury stock” in the accompanying consolidated balance sheet as at June 30, 2018. As of June 30, 2018, the number of shares of the Company’s common stock outstanding was 98,708,916. During July 2018, the Company has repurchased 200 shares of its common stock. As of August 1, 2018, the outstanding number of shares of the Company’s common stock was 98,708,716.

Reverse stock splits:

On January 18, 2017, the board of directors of the Company determined to effect a 1-for-8 reverse stock split of its common shares. The reverse stock split occurred, and the Company’s common stock began trading on a split adjusted basis on the Nasdaq Capital Market, as of the opening of trading on January 23, 2017.

On April 6, 2017, the Company determined to effect a 1-for-4 reverse stock split of its common shares. The reverse stock split occurred, and the Company’s common stock began trading on a split adjusted basis on the Nasdaq Capital Market, as of the opening of trading on April 11, 2017.

On May 2, 2017, the Company determined to effect a 1-for-7 reverse stock split of its common shares. The reverse stock split occurred, and the Company’s common stock began trading on a split adjusted basis on the Nasdaq Capital Market, as of the opening of trading on May 11, 2017.

On June 16, 2017, the Company determined to effect a 1-for-5 reverse stock split of its common shares. The reverse stock split occurred, and the Company’s common stock began trading on a split adjusted basis on the Nasdaq Capital Market, as of the opening of trading on June 22, 2017.

On July 18, 2017, the Company determined to effect a 1-for-7 reverse stock split of its common shares. The reverse stock split occurred, and the Company’s common stock began trading on a split adjusted basis on the Nasdaq Capital Market, as of the opening of trading on July 21, 2017.

All previously reported share and per share amounts for the six-month period ended June 30, 2017 have been restated to reflect the reverse stock splits.

Dividends

On February 27, 2017, the Company’s board of directors decided to initiate a new dividend policy. Under this policy, the Company expects to pay a regular fixed quarterly dividend of an aggregate of $2,500 to the holders of common stock. In addition, at its discretion, the Board may decide to pay additional amounts as dividends each quarter depending on market conditions and the Company’s financial performance over and above the fixed amount.

On February 27, 2017, the Company’s board of directors declared a quarterly dividend of an aggregate of $2,500 with respect to the quarter ended December 31, 2016 to the shareholders of record as of March 15, 2017. The dividend was paid on March 30, 2017.

On April 11, 2017, the Company’s board of directors declared a quarterly dividend of an aggregate of $2,500 with respect to the quarter ended March 31, 2017 to the shareholders of record as of May 1, 2017. The dividend was paid on May 12, 2017.

On July 7, 2017, the Company’s board of directors declared a quarterly dividend of an aggregate of $2,500 with respect to the quarter ended June 30, 2017 to the shareholders of record as of July 20, 2017. The dividend was paid on August 2, 2017.

On October 16, 2017, the Company’s board of directors declared a quarterly dividend of an aggregate of $2,500 with respect to the quarter ended September 30, 2017 to the shareholders of record as of October 27, 2017. The dividend was paid on November 13, 2017.

On February 6, 2018, the Company’s board of directors declared a quarterly dividend of an aggregate of $2,500 with respect to the quarter ended December 31, 2017 to the shareholders of record as of February 20, 2018. The dividend was paid on March 6, 2018.

On May 7, 2018, the Company's board of directors declared a quarterly dividend of an aggregate of $2,500 with respect to the quarter ended March 31, 2018 to the shareholders of record as of May 25, 2018. The dividend was paid on June 8, 2018.

On July 30, 2018 and while announcing the results of its common stock repurchase program under which the Company has repurchased a total of 5,565,992 shares, the Company’s board of directors has decided to suspend the Company’s previously announced cash dividend policy until further notice. As previously noted both the dividend policy and common stock repurchase program are subject to the discretion of the Company’s board of directors and may be suspended or amended at any time without notice (Note 21).